Going Concern and Management's Liquidity Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Liquidity Plans

Note 3 – Going Concern and Management’s Liquidity Plans

The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in our accompanying condensed consolidated financial statements, the Company has had a net loss from operations of $1,873,806 and $1,057,945 for the six months ended June 30, 2020 and 2019, respectively. The net cash used in operations were $575,752 and $1,303,127 for the six months ended June 30, 2020 and 2019, respectively. Additionally, the Company had an accumulated deficit of $10,862,872 at June 30, 2020 and has not yet established an adequate ongoing source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern. These factors raise substantial doubt about its ability to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management plans to raise additional capital through the sale of convertible debt securities offering. However, there are no assurances that such additional funding will be achieved or that management’s plans will be successful. The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in our accompanying consolidated financial statements, the Company has had a net loss from operations of $2,329,117 and $1,061,808 for the years ended December 31, 2019 and 2018, respectively. The net cash used in operations were $1,894,085 and $1,210,907 for the years ended December 31, 2019 and 2018, respectively. Additionally, the Company had an accumulated deficit of $8,496,088 at December 31, 2019 and has not yet established an adequate ongoing source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management plans to raise additional capital through the sale of convertible debt securities offering. However, there are no assurances that such additional funding will be achieved.

The Company does not have sufficient cash flow for the next twelve months from the issuance of these audited consolidated financial statements. The Company’s history of recurring losses, and uncertainties as to whether its operations will become profitable and generate operating cash flows raise substantial doubt about its ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.